Derivative warrant liabilities and earnouts liabilities - Private and Public Warrants (Details)			1 Months Ended	12 Months Ended
	Jan. 25, 2023	Mar. 31, 2022 $ / shares shares	Jan. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022	Dec. 31, 2021
Derivative warrant liabilities and earnouts liabilities
Number of warrants issued | shares		17,433,333
Exercise price of warrant		$ 11.50		$ 11.50
Price per share		$ 450.00		$ 10
Stock split ratio	0.04		0.04	0.04	0.04	0.04
Threshold period for warrants that may not be transferred, assigned or sold by the holders after the completion of the Transaction		30 days
Public Warrants
Derivative warrant liabilities and earnouts liabilities
Number of warrants issued | shares		11,500,000	460,000
Exercise price of warrant			$ 287.5
Warrants exercisable term		5 years
Redemption price per warrant		$ 0.0025
Private Warrants
Derivative warrant liabilities and earnouts liabilities
Number of warrants issued | shares		5,933,333	237,333
Exercise price of warrant			$ 287.5
Class A Ordinary Shares
Derivative warrant liabilities and earnouts liabilities
Number of shares that each warrant entitles | shares		1		1
Price per share		$ 11.50